Document and Entity Information	Sep. 23, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2019
Entity File Number	001-12669
Entity Registrant Name	SOUTH STATE CORP
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0799315
Entity Address, Address Line One	520 Gervais Street
Entity Address, State or Province	SC
Entity Address, City or Town	Columbia
Entity Address, Postal Zip Code	29201
City Area Code	800
Local Phone Number	277-2175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	SSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000764038
Amendment Flag	false